Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Retirement Benefits [Abstract]
Severance pay liability	$ 258,262	$ 267,713
Deposit with insurance companies	202,230	206,054
Severance expenses	$ 28,472	$ 32,908	$ 34,165